Other Current and Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Current and Non-current Assets
Marketable Securities	$ 120,244	$ 60,850
Straight-lining of revenue	24,828	22,170
Claims receivable	9,978	14,387
Other current assets	16,087	16,243
Total other current assets	171,137	113,650
Straight-lining of revenue	30,144	47,423
Other non-current assets	12,161	10,358
Total other non-current assets	$ 42,305	$ 57,781